Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

Note 11 - GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A. Composition of identifiable intangible assets:

	Weighted
	average
	useful lives	December 31,
		2012	2011
Original cost:
Technology	10	$254,798	$254,668
Customer relations	6	201,809	201,346
Trademarks and other	11	65,002	64,872
		521,609	520,886
Accumulated amortization:
Technology		140,233	119,598
Customer relations		137,356	115,352
Trademarks and other		29,057	22,190
		306,646	257,140
Amortized cost		$214,963	$263,746

B. Amortization expenses amounted to $49,245, $56,952 and $47,729 for the years ended December 31, 2012, 2011 and 2010, respectively.

C. The estimated aggregate amortization expense for each of the five succeeding fiscal years:

2013	$45,734
2014	43,219
2015	36,901
2016	28,106
2017	16,556
2018 and after	44,447

D. Changes in goodwill, during 2012 are as follows:

2012
Balance, at January 1,	$499,326

Net translation differences (1)	1,272
Balance, at December 31,	$500,598

(1) Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.